Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Gains Losses On Disposal And Expenses On Non-current Assets Held For Sale Not Classified As Discontinued Operations
Schedule of gains losses on disposal and expenses of non current assets

Thousand of Reais	2025	2024	2023
Composition
Net constitution of reversal of provision of non-financial assets	26,595	79,024	29,707
Result on the Sale of non-financial assets	117,897	54,272	32,260
Operating expenses of non-financial assets	(43,389)	(27,260)	(16,772)
Total	101,103	106,036	45,195